Shareholders' Equity (Details) $ in Millions		1 Months Ended			12 Months Ended
	Apr. 04, 2018 shares	Jan. 20, 2017 shares	Sep. 23, 2016 Employees shares	Nov. 19, 2014	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Jul. 06, 2016 shares
Shareholders' Equity (Textual)
Ordinary shares issued					23,758,817	22,898,864
Ordinary shares outstanding					23,758,817	22,898,864
Ordinary shares, authorized description				Share capital of $1, which consisted of one share with a par value of $1 per share.	Unlimited shares authorized	Unlimited shares authorized
Ordinary shares, par value | $ / shares
Restricted shares forfeited		200
Restricted shares issued			2,700
Number of employees | Employees			19
Common share dividends issued		519,156			116
Preferred Class A [Member]
Shareholders' Equity (Textual)
Preferred shares issued					715,000	715,000	715,000
Preferred shares, outstanding					715,000	715,000
Forecast [Member]
Shareholders' Equity (Textual)
Restricted shares forfeited	1,150
Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					$ 23.3
Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					40.0
2016 | Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					20.2
2016 | Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					32.0
2017 | Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					22.6
2017 | Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					38.0
2018 | Minimum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					25.6
2018 | Maximum [Member]
Shareholders' Equity (Textual)
Target adjust net income | $					$ 44.0
Escrow [Member]
Shareholders' Equity (Textual)
Ordinary shares, authorized description					Upon consummation of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the "Escrow Shares").
Restricted shares issued					8,000,000	8,000,000